Subsequent Events (Details) - USD ($)						12 Months Ended
	Aug. 11, 2023	Aug. 10, 2023	Mar. 02, 2023	Feb. 28, 2023	Jan. 13, 2023	Dec. 31, 2022	Jul. 31, 2023	Jun. 30, 2023	Mar. 15, 2023	Feb. 23, 2023	Sep. 08, 2021	Mar. 23, 2021
Subsequent Events (Details) [Line Items]
Amount of indebtedness										$ 150,000,000
Loan, description						(i) the lesser of (a) an aggregate of $180,000 or (b) $0.12 per public share that remain outstanding and is not redeemed in connection with the Extension plus (ii) the lesser of (a) an aggregate of $60,000 or (b) $0.04 per public share that remain outstanding and is not redeemed in connection with the Extension for each of the six subsequent calendar months commencing on June 8, 2023 (the “Extension Loan”), which amount will be deposited into the Trust Account. On March 3, 2023, the Sponsor funded $200,000 through the Amended Note, out of which $180,000 was deposited into the Trust Account as the initial deposit of the Extension Loan.
Additional fund						$ 100,000
Deposited into the trust account											$ 153,000,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Shares granted percentage	15.00%
Minimum [Member]
Subsequent Events (Details) [Line Items]
Shares granted percentage	5.00%
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Redemption price per share (in Dollars per share)												$ 0.0001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Refund amount					$ 100,000
AccountsPayableRelatedParties					$ 60,000.00
Principal amount				$ 3,500,000
Additional fund									$ 100,000
Deposited into the trust account							$ 60,000
Drawn down amount		$ 200,000
Outstanding balance		$ 2,750,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, outstanding (in Shares)			15,300,532
Redemption price per share (in Dollars per share)			$ 10.41
Aggregate redemption amount			$ 159,340,000
Trust account amount			$ 20,300,000
Business Acquistion [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)										$ 10
Business Acquistion [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)						$ 12		$ 12